SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2019
Disclosure of operating segments [abstract]
Segment Information
18.	SEGMENT INFORMATION
Operating segments are identified based on internal reports about components of the Company that are regularly reviewed by the chief operating decision maker to allocate resources to the segment and to assess its performance.
The Company’s chief operating decision maker has been identified as the Chief Executive Officer.
The Chief Executive Officer reviews the financial and operating performance of the business primarily from a geographic perspective. On this basis, management have identified three reportable operating segments being the Asia Pacific, Europe and Americas including Canada. The Chief Executive Officer monitors the performance of all these segments separately. The Company does not operate in any other geographic segment.
The Americas, Europe, and Asia Pacific operating segments derived its revenues from the sale of RECELL Devices.
The Chief Executive Officer assesses the performance of the operating segments based on a measure of gross margin and net profit before tax.
Unallocated
The following items of income and expense and associated assets are not allocated to operating segments as they are not considered part of the core operations of any segment:

•	Corporate revenue

•	Corporate charges

•	Amortisation of intellectual property
The segment information provided to the Chief Executive Officer for the reportable segments for the year ended June 30, 2019 is as follows:

			Continuing Operations
	Asia Pacific		Europe		Americas		Total
Year ended June 30, 2019
Revenue
Sale of goods	A$	1,126,407	A$	364,331	A$	6,214,660	A$	7,705,398

Other income		11,970		543		8,703,335		8,715,848

Total revenue and other income per consolidated statement of profit or loss and other comprehensive income	A$	1,138,377	A$	364,874	A$	14,917,995	A$	16,421,246

Segment net loss before tax benefit	A$	(734,835)	A$	(919,932)	A$	(27,919,276)	A$	(29,574,043)

Reconciliation of segment net result before tax to loss before income tax benefit
Corporate charges including share-based expenses								(5,766,047)

Loss before income tax							A$	(35,340,090)

The Company’s other income in its Americas including Canada operating segment includes $8,259,152 from BARDA, representing 95% of the Americas operating segment’s total other income from external customers for the year ended June 30, 2019.

Revenue is attributed to geographic location based on the location of the customers. The percentages of external revenues from external customers that are attributable to foreign countries are as shown below:

	2019	2018
Australia	14.6%	6.8%
Americas and other	85.4%	93.2%

Total revenue	100.0%	100.0%

	Asia Pacific		EMEA		Americas		Total
Year ended June 30, 2019
Segment assets
Segment operating assets	A$	870,041	A$	284,424	A$	32,455,556	A$	33,610,021
Segment non-current assets		324,456		5,862		1,828,873		2,159,191

Unallocated assets	A$	—	A$	—	A$	—	A$	968,861

Total assets per the consolidated statement of financial position							A$	36,738,073

Segment liabilities
Segment operating liabilities	A$	172,815	A$	196,908	A$	5,777,373	A$	6,147,096
Unallocated liabilities		—		—		—		801,556

Total liabilities per the consolidated statement of financial position							A$	6,948,652

	Asia Pacific		EMEA		Americas		Total
Year ended June 30, 2018
Revenue
Sale of goods	A$	709,907	A$	488,954	A$	—	A$	1,198,861
Other income		—		2,961		10,104,081		10,107,042
Interest received		59,552		438		5,666		65,656

Total revenue and other income per consolidated statement of profit or loss and other comprehensive income	A$	769,459	A$	492,353	A$	10,109,747	A$	11,371,559

Segment net loss before tax benefit	A$	(1,341,200)	A$	(2,181,622)	A$	(9,539,296)	A$	(13,062,118)

Reconciliation of segment net result before tax to loss before income tax benefit:
Corporate charges including share-based expenses							A$	(4,842,833)

Loss before income tax							A$	(17,904,951)

	Asia Pacific		EMEA		Americas		Total
Year ended June 30, 2018
Segment assets
Segment operating assets	A$	532,926	A$	579,081	A$	17,079,653	A$	18,191,660
Segment non-current assets		5,662		18,215		703,100		726,977

Unallocated assets	A$	—	A$	—	A$	—	A$	4,098,377

Total assets per the consolidated statement of financial position							A$	23,017,014

Segment liabilities
Segment operating liabilities	A$	189,531	A$	176,461	A$	3,314,423	A$	3,680,415
Unallocated liabilities		—		—		—		337,040

Total liabilities per the consolidated statement of financial position							A$	4,017,455

	Asia Pacific		EMEA		Americas		Total
Year ended June 30, 2017
Revenue
Sale of goods	A$	452,662	A$	448,714	A$	—	A$	901,376
Other revenues from external customers		197,488		23,537		6,886,236		7,107,261
Interest received		116,559		1,218		5,932		123,709

Total revenue and other income per consolidated statement of profit or loss and other comprehensive income	A$	766,709	A$	473,469	A$	6,892,168	A$	8,132,346

Segment net operating loss before tax	A$	(1,559,592)	A$	(2,836,165)	A$	(2,373,062)	A$	(6,768,819)
Reconciliation of segment net result before tax to loss before income tax:
Corporate charges including share-based expenses								(5,790,442)

Loss before income tax							A$	(12,559,261)

	Asia Pacific		EMEA		Americas		Total
Year ended June 30, 2017
Segment assets
Segment operating assets	A$	227,359	A$	1,166,946	A$	2,342,846	A$	3,737,150
Segment non-current assets		6,624		20,375		360,380		387,380

Unallocated assets		—		—		—		3,156,011

Total assets per the consolidated statement of financial position							A$	7,280,541

Segment liabilities
Segment operating liabilities	A$	153,502	A$	468,996	A$	1,743,657	A$	2,366,155
Unallocated liabilities		—		—		—		179,934

Total liabilities per the consolidated statement of financial position							A$	2,546,089